Earnings per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit for the year, net	$ 477,521	$ 396,955	$ 269,535
Weighted average number of ordinary shares	95,906,449	93,679,904	87,862,531
Basic earnings per share	$ 4.979	$ 4.237	$ 3.068
Profit for the year, net	$ 477,521	$ 396,955	$ 269,535
Weighted average number of ordinary shares	103,077,629	99,232,919	97,830,538
Diluted earnings per share	$ 4.633	$ 4	$ 2.755